SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss applicable to shareholders of ordinary shares		$ (4,838)	$ (14,588)	$ (9,344)
Denominator:
Ordinary Share and prefunded warrants used in computing basic net loss per share	[1],[2]	647,973	138,254	76,005
Ordinary Share and prefunded warrants used in computing diluted net loss per share	[1],[2]	647,973	138,254	76,005
Net loss per share of ordinary share, basic		$ (7.47)	$ (105.52)	$ (122.94)
Net loss per share of ordinary share, diluted		$ (7.47)	$ (105.52)	$ (122.94)

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).
[2]	All share amounts in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split (Note 1d)